Post-Employment Benefits - Summary of Sensitivity of Defined Benefit Obligation (Detail) R$ in Millions	Dec. 31, 2020 BRL (R$)
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	R$ (1,019)
Decrease in assumptions	1,116
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	346
Decrease in assumptions	(533)
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(281)
Decrease in assumptions	295
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	94
Decrease in assumptions	(99)
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(39)
Decrease in assumptions	44
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	39
Decrease in assumptions	(44)
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(14)
Decrease in assumptions	15
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	14
Decrease in assumptions	(15)
Other post employment benefits [member] | Medical care cost [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	101
Decrease in assumptions	(81)
Other post employment benefits [member] | Medical care cost [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(101)
Decrease in assumptions	R$ 81